Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Net income (loss) before income taxes	$ 5,646	$ 4,049	$ 20,837	$ 11,659	$ (5,723)
U.S. [Member]
Income Tax Disclosure [Line Items]
Net income (loss) before income taxes			5,406	(3,165)	(7,733)
China [Member]
Income Tax Disclosure [Line Items]
Net income (loss) before income taxes			22,826	18,420	5,832
Turkey [Member]
Income Tax Disclosure [Line Items]
Net income (loss) before income taxes			(8,564)	(4,552)	(3,962)
Mexico [Member]
Income Tax Disclosure [Line Items]
Net income (loss) before income taxes			$ 1,169	$ 956	$ 140